Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
Note 9.	Financial Assets at Fair Value Through Other Comprehensive Income

The equity securities are held for long-term strategies and therefore are accounted for as FVTOCI. Capital reduction from equity security investments designated as at FVTOCI recognized for the years ended December 31, 2017 and 2018, were $132 thousand and $55 thousand, respectively, all related to investments held at the end of the reporting period.

As of January 1, 2017, December 31, 2017 and 2018, no financial assets at fair value through other comprehensive income were pledged with banks as collaterals.